Organization and Description of Business (Details) $ in Millions	May 19, 2021 CNY (¥) shares	Mar. 30, 2017 USD ($) shares
Organization and Description of Business [Line Items]
Exchange ratio	5.8417
Purchase price amount (in Yuan Renminbi) | ¥	¥ 0
Hangzhou Liaison Information Technology Co. Ltd. [Member]
Organization and Description of Business [Line Items]
Total consideration of shareholders (in Dollars) | $		$ 91.9
Purchased shares		24,870,027
Total consideration (in Dollars) | $		$ 172.2
Hangzhou Liaison Information Technology Co. Ltd. [Member] | Class A Common Stock [Member]
Organization and Description of Business [Line Items]
Purchase of shares		490,706
Hangzhou Liaison Information Technology Co. Ltd. [Member] | Series A Convertible Preferred Stock [Member]
Organization and Description of Business [Line Items]
Purchase of shares		12,782,546
LLIT, Lightning Delaware Sub, Inc. [Member]
Organization and Description of Business [Line Items]
Purchase of shares	363,325,542
Exchange ratio	5.8417